Expense Example, No Redemption - PSF International Growth Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years
USD ($)	103	364	646	1,448	144	488	857	1,894